SCHEDULE OF RESTRICTED STOCK ACTIVITY (Details) - Restricted Stock [Member] - $ / shares shares in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested at the beginning of the period (in shares)	79	79	79	14	29
Unvested at the beginning of the period (in dollars per share)	$ 12.99	$ 12.99	$ 12.99	$ 3.60	$ 4.63
Stock option granted	24	24	24	87
Weighted average fair value granted	$ 4.51	$ 4.51	$ 4.51	$ 13.01
Stock option vested	(29)	(21)	(21)	(22)	(15)
Weighted average fair value vested	$ 13.01	$ 13.09	$ 13.09	$ 7.18	$ 5.53
Stock option forfeited	(1)	(30)	(30)
Weighted average fair value forfeited	$ 13.26	$ 12.91	$ 12.91
Unvested at the end of the period (in shares)	73	52	52	79	14
Unvested at the ending of the period (in dollars per share)	$ 10.20	$ 9.04	$ 9.04	$ 12.99	$ 3.60